Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Consolidated Statement of Income and Comprehensive Income [Abstract]
Net income	$ 8,842	$ 10,634
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income
Change in unrealized gain/(loss)	285	96
Reclassification to earnings of net loss/(gain)	(23)	(9)
Changes in allowance for credit losses recognized in earnings	(1)	0
Income taxes relating to:
Change in unrealized gain/(loss)	(68)	(32)
Reclassification to earnings of net loss/(gain)	12	8
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income	205	63
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities
Unrealized gain/(loss)	540	2,233
Reclassification to earnings of net loss/(gain)	(19)	11
Net gain/(loss) on hedges	(457)	(1,821)
Reclassification to earnings of net loss/(gain) on hedges	41	(15)
Income taxes relating to:
Net gain/(loss) on hedges	122	217
Reclassification to earnings of net loss/(gain) on hedges	(11)	4
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities	216	629
Net change in gain/(loss) on derivatives designated as cash flow hedges
Change in gain/(loss)	3,354	(78)
Reclassification to earnings of loss/(gain)	173	238
Income taxes relating to:
Change in gain/(loss)	(929)	137
Reclassification to earnings of loss/(gain)	(50)	(52)
Net change in gain/(loss) on derivatives designated as cash flow hedges	2,548	245
Share of other comprehensive income (loss) from investment in Schwab	2,007	91
Remeasurement gain/(loss) on employee benefit plans
Gain/(loss)	(151)	(95)
Income taxes	40	9
Remeasurement gain/(loss) on employee benefit plans	(111)	(86)
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income
Change in net unrealized gain/(loss)	222	(204)
Income taxes	(60)	54
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income	162	(150)
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss
Gain/(loss)	22	(158)
Income taxes	(6)	42
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	16	(116)
Total other comprehensive income (loss)	5,043	676
Total comprehensive income (loss)	13,885	11,310
Attributable to:
Common shareholders	13,359	10,747
Preferred shareholders and other equity instrument holders	$ 526	$ 563